Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cash flows from operating activities
Net (loss) income	$ (771,483)	$ 2,308,626	$ 339,968
Adjustments to reconcile net income to cash (used in) provided by operating activities:
Provision for doubtful accounts	109,972	13,952
Depreciation and amortization	64,657	35,428	9,454
Deferred tax benefit	(121,113)
Changes in assets and liabilities
Accounts receivable	736,207	(525,576)	(372,277)
Other receivables	(62,734)	(20,682)	(14,557)
Prepayments	94,360	(15,118)	(82,149)
Accounts receivable - related party		341,042	(318,647)
Interest receivable - related party	4,946	(4,767)
Other non-current assets	(3,656)	(4,301)	(29,958)
Accounts payable	(587,098)	565,127	244,341
Accruals and other payables	72,918	332,242	93,639
Advance from clients	(409,759)	372,025	194,574
Accounts payable - related party	(1,317)	(14,234)	14,484
Taxes payable	(481,984)	405,436	90,214
Operating lease liabilities	(39,853)	(14,828)	15,134
Net cash (used in) provided by operating activities	(1,395,937)	3,774,372	184,220
Cash flows from investing activities
Purchase of property and equipment	(32,199)	(131,577)	(129,589)
Purchase of intangible asset	(13,480)	(19,961)
Loan to a shareholder		(1,550,192)
Loan repaid by a shareholder		1,550,192
Net cash used in investing activities	(45,679)	(151,538)	(129,589)
Cash flows from financing activities
Capital contribution from a former shareholder			71,299
Due to related parties	392,100	52,034	30,561
Repayment to related parties	(87,928)
Net cash provided by financing activities	304,172	52,034	101,860
Effect of exchange rates on cash	(103,772)	49,201	10,406
Net (decrease) increase in cash and restricted cash	(1,241,216)	3,724,069	166,897
Cash and restricted cash at beginning of year	3,895,401	171,332	4,435
Cash and restricted cash at end of year	2,654,185	3,895,401	171,332
Cash at end of year	2,654,185	3,816,940	171,332
Restricted cash at end of year		78,461
Cash and restricted cash at end of year	2,654,185	3,895,401	171,332
Supplemental disclosure information
Cash paid for interest expenses
Cash paid for income tax	480,263	398,044	1,363
Supplemental disclosure of non-cash financing activities:
Operating lease asset obtained in exchange for operating lease obligation	119,820	627,176	614,432
Borrowings from a related party to pay deferred offering costs	706,313
Deferred offering costs in accrual and other payables	$ 600,000